Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Financial Results
Schedule of detailed information about financial results composition

Financial results	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Finance income	39,402,492	22,870,538	14,263,669
Finance costs	(77,023,048)	(75,930,875)	(35,660,493)
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Result as per adjustment units	(14,025,895)	1,198,565	2,529,298